STAPLED UNITHOLDERS' EQUITY - Disclosure of Assumptions Used for Fair Value Calculation of Performance Stock Units - Fair Value of the PSU Granted (Details) - Stapled Units Performance Stock 2020
$ in Millions
Dec. 31, 2022 CAD ($)
Restricted based units
Disclosure of Assumptions Used for Fair Value Calculation of Performance Stock Units [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 2.6
Performance based units
Disclosure of Assumptions Used for Fair Value Calculation of Performance Stock Units [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 3.4